UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-10145
                                      ------------------------------------------

                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
(Address of principal executive offices)                      (Zip code)


                               Angus N G Macdonald

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000
                                                    -----------------------

Date of fiscal year end: December 31
                         --------------------

Date of reporting period: September 30, 2007
                          -------------------


EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4 (2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1.  SCHEDULE OF INVESTMENTS.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)                           BAILLIE GIFFORD EMERGING MARKETS FUND
==============================================================================================

COMPANY                                                             SHARES       U.S. $ VALUE
----------------------------------------------------------------------------------------------
COMMON STOCKS - 96.2%
BRAZIL - 8.1%
Companhia Vale do Rio Doce ADR                                     118,600      $   4,024,098
Gol-Linhas Inteligentes SA ADR                                      46,900          1,125,600
JBS SA (a)                                                         252,300          1,123,009
JBS SA, Receipts  (a)                                               78,118            343,889
Lojas Renner SA                                                     65,700          1,307,573
Petroleo Brasileiro SA ADR                                         118,100          8,916,550
Unibanco - Uniao de Bancos Brasileiros SA GDR                       10,400          1,368,120
                                                                                --------------
                                                                                   18,208,839
                                                                                --------------

BOLIVIA - 0.6%
Apex Silver Mines Ltd. (a)                                          73,839          1,436,169
                                                                                --------------

CHINA - 17.0%
Angang Steel Co. Ltd., Class H                                     718,000          2,781,925
Beijing Capital International Airport Co., Ltd., Class H           872,000          1,816,141
China Mobile Ltd.                                                  177,500          2,908,581
China Overseas Land & Investment Ltd.                            1,218,000          2,781,348
China Power International Development Ltd.                       1,969,000          1,031,560
China Shenhua Energy Co., Ltd., Class H                            612,500          3,681,946
China Unicom Ltd.                                                1,386,000          2,868,823
CNOOC Ltd.                                                       3,563,000          5,989,816
Fu Ji Food & Catering Services                                     285,000            876,793
GOME Electrical Appliances Holdings Ltd.                           902,000          1,771,803
Hutchison Telecommunications International Ltd.                  2,102,000          2,922,207
Jiangsu Express Co., Ltd., Class H                                 882,000          1,135,332
Kingboard Chemical Holdings Ltd.                                   381,000          2,427,642
Li Ning Co., Ltd.                                                  454,000          1,569,114
PetroChina Co., Ltd., Class H                                    1,310,000          2,485,554
Shanghai Prime Machinery Co., Ltd., Class H                      2,160,000          1,023,189
                                                                                --------------
                                                                                   38,071,774
                                                                                --------------

COLOMBIA - 0.7%
Bancolombia SA ADR                                                  48,200          1,670,130
                                                                                --------------

EGYPT - 1.7%
Commercial International Bank GDR                                  131,100          1,795,624
Orascom Construction Industries GDR                                 11,300          1,914,539
                                                                                --------------
                                                                                    3,710,163
                                                                                --------------

INDIA - 6.0%
Infosys Technologies Ltd. ADR                                       79,100          3,757,238
JSW Steel Ltd.                                                     118,300          2,532,254
Reliance Industries Ltd. GDR                                       122,800          7,082,014
                                                                                --------------
                                                                                   13,371,506
                                                                                --------------

   SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL
                          PERIOD ENDED JUNE 30, 2007.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)                           BAILLIE GIFFORD EMERGING MARKETS FUND
==============================================================================================

COMPANY                                                             SHARES       U.S. $ VALUE
----------------------------------------------------------------------------------------------
INDONESIA - 3.8%
PT Bank Mandiri                                                  6,077,500      $   2,342,612
PT Bank Rakyat Indonesia                                         3,058,000          2,206,977
PT Indosat Tbk                                                   2,579,500          2,171,914
PT Telekomunikasi Indonesia Tbk                                  1,484,500          1,785,621
                                                                                --------------
                                                                                    8,507,124
                                                                                --------------

IRELAND - 0.8%
Kenmare Resources Plc. (a)                                       1,690,261          1,850,962
                                                                                --------------

LUXEMBOURG - 0.9%
Ternium SA ADR                                                      67,100          2,106,940
                                                                                --------------

MALAYSIA - 2.9%
Bumiputra-Commerce Holdings Berhad                                 635,000          1,993,984
IOI Corp. Berhad                                                 1,333,135          2,366,975
Sime Darby Berhad                                                  724,000          2,209,714
                                                                                --------------
                                                                                    6,570,673
                                                                                --------------

MEXICO - 4.7%
America Movil SA de CV, Series L                                   531,208          1,700,309
America Movil SA de CV, Series L ADR                                58,700          3,756,800
Consorcio ARA SA de CV                                             817,300          1,095,000
Grupo Financiero Banorte SA de CV, Class O                         448,900          1,777,594
WalMart de Mexico SA de CV, Series V                               596,480          2,187,436
                                                                                --------------
                                                                                   10,517,139
                                                                                --------------

NIGERIA - 0.5%
Guaranty Trust Bank Plc. GDR Reg S (a)                              91,640          1,084,101
                                                                                --------------

RUSSIA - 10.1%
AO VimpelCom ADR                                                    86,000          2,325,440
Cherepovets MK Severstal GDR (a)                                   107,100          2,254,455
Evraz Group SA GDR Reg S                                            34,700          2,196,510
Gazprom ADR                                                        156,800          6,914,880
Mining and Metallurgical Co., Norilsk Nickel ADR                     9,000          2,304,000
OAO Rosneft Oil Co. GDR 144A*                                      491,500          4,177,750
Pharmstandard, Class S GDR 144A* (a)                                55,400          1,066,450
Sberbank GDR Reg S                                                     600            275,613
X5 Retail Group NV GDR (a)                                          32,200          1,096,410
                                                                                --------------
                                                                                   22,611,508
                                                                                --------------

SOUTH AFRICA - 4.0%
ABSA Group Ltd.                                                     87,300          1,582,267
FirstRand Ltd.                                                     330,200          1,058,095
GEM Diamonds Ltd. (a)                                               92,500          1,997,620
Impala Platinum Holdings Ltd.                                       32,100          1,117,048
Massmart Holdings Ltd.                                             100,256          1,212,070
Naspers Ltd., Class N                                               73,200          2,027,428
                                                                                --------------
                                                                                    8,994,528
                                                                                --------------

   SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL
                          PERIOD ENDED JUNE 30, 2007.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)                           BAILLIE GIFFORD EMERGING MARKETS FUND
==============================================================================================

COMPANY                                                             SHARES       U.S. $ VALUE
----------------------------------------------------------------------------------------------
SOUTH KOREA - 19.6%
Cheil Industries, Inc.                                              72,000      $   4,814,948
Daegu Bank                                                         115,500          2,139,239
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                  39,700          2,511,752
Hana Financial Group, Inc.                                          48,900          2,305,671
Hyundai Development Co.                                             27,830          2,600,082
Hyundai Marine & Fire Insurance Co., Ltd.                          107,300          2,110,474
Industrial Bank of Korea                                            91,600          1,976,834
NHN Corp. (a)                                                        5,300          1,226,619
ORION Corp.                                                          5,600          1,698,082
POSCO                                                                3,200          2,353,275
Samsung Corp.                                                      119,890          8,816,693
Samsung Fire & Marine Insurance Co., Ltd.                           16,800          3,616,456
Samsung Heavy Industries Co., Ltd.                                  19,800          1,052,582
Shinsegae Co., Ltd.                                                  4,950          3,445,501
Woongjin Coway Co., Ltd.                                            32,680          1,073,085
Yuhan Corp.                                                         11,324          2,406,729
                                                                                --------------
                                                                                   44,148,022
                                                                                --------------

TAIWAN - 10.8%
Chang Hwa Commercial Bank                                        2,450,000          1,614,065
China Life Insurance Co., Ltd. (a)                               2,596,000          1,459,678
Far Eastern Department Stores Ltd.                               2,307,166          2,629,894
Far Eastern International Bank                                     827,000            368,710
Greatek Electronics, Inc.                                        1,337,440          2,020,401
Hon Hai Precision Industry Co., Ltd.                               883,015          6,656,096
Shin Kong Financial Holding Co., Ltd.                            1,774,347          1,647,394
Taiwan Fertilizer Co., Ltd.                                        447,000          1,079,320
Taiwan Semiconductor Manufacturing Co., Ltd.                     2,675,518          5,214,124
Yang Ming Marine Transport                                       2,071,416          1,666,000
                                                                                --------------
                                                                                   24,355,682
                                                                                --------------

THAILAND - 0.6%
Bangkok Bank PCL NVDR                                              364,900          1,234,964
                                                                                --------------
                                                                                --------------

TURKEY - 1.7%
Turkiye Garanti Bankasi AS                                         341,513          2,607,938
Turkiye Is Bankasi, Class C                                        214,000          1,289,689
                                                                                --------------
                                                                                    3,897,627
                                                                                --------------

TURKMENISTAN - 0.9%
Dragon Oil Plc. (a)                                                447,296          2,050,420
                                                                                --------------

UNITED KINGDOM - 0.5%
Imperial Energy Corp. Plc. (a)                                       8,031            182,599
International Personal Finance (a)                                 254,000          1,019,449
                                                                                --------------
                                                                                    1,202,048
                                                                                --------------

   SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL
                          PERIOD ENDED JUNE 30, 2007.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)                           BAILLIE GIFFORD EMERGING MARKETS FUND
==============================================================================================

COMPANY                                                             SHARES       U.S. $ VALUE
----------------------------------------------------------------------------------------------
VIETNAM - 0.4%
Vietnam Resource Investments Holding Ltd. (a)                       90,000      $     901,530
                                                                                --------------

TOTAL COMMON STOCKS
      (cost $126,359,030)                                                         216,501,849
                                                                                --------------

PREFERRED STOCKS - 3.0%
BRAZIL -- 3.0%
Banco Bradesco SA                                                   77,900          2,273,071
Itausa - Investimentos Itau SA                                     642,126          4,414,616
                                                                                --------------

TOTAL PREFERRED STOCKS
      (cost $3,239,482)                                                             6,687,687
                                                                                --------------

WARRANTS(A) - 0.0%
CHINA -- 0.0%
China Overseas Land & Investment Ltd. (cost $0)                    107,833             88,697
                                                                                --------------

TOTAL INVESTMENTS - 99.2%
      (cost $129,598,512)                                                         223,278,233
Other assets less liabilities - 0.8%                                                1,722,087
                                                                                --------------
NET ASSETS - 100.0%                                                             $ 225,000,320
                                                                                ==============


(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuation is typically not required.

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $129,598,512. Net unrealized appreciation aggregated $93,679,721 of which $95,672,092 related to appreciated investment securities and $1,992,371 related to depreciated investment securities.


   SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL
                          PERIOD ENDED JUNE 30, 2007.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BAILLIE GIFFORD FUNDS
              ----------------------------




By (Signature and Title)    /s/ R Robin Menzies
                            --------------------------
                            R ROBIN MENZIES, PRESIDENT

                                  November 9, 2007
                                 ------------------
                                        DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ R Robin Menzies
                            --------------------------
                            R ROBIN MENZIES, PRESIDENT

                                  November 9, 2007
                                 ------------------
                                        DATE

By (Signature and Title)    /s/ Nigel Cessford
                            --------------------------
                            NIGEL CESSFORD, TREASURER

                                  November 9, 2007
                                 ------------------
                                        DATE



                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.